SUMMARY OF CUSTOMERS CONTRIBUTION (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage of customer	[1]	31.00%	24.00%

[1]	Represent percentage less than 10%.